UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glacier Bay Capital LLC

Address:  402 West Broadway
          24th Floor
          San Diego, California 92101


13F File Number: 028-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua N. Solan
Title:    Managing Member
Phone:    (619) 744-7345


Signature, Place and Date of Signing:

/s/ Joshua N. Solan               San Diego, CA             February 14, 2008
-----------------------     --------------------------    ----------------------
    [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $48,093
                                         (thousands)


List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007

                                    TITLE OF                VALUE     SHRS OR    SH/  PUT/   INVSMT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP     (x1000)    PRN AMT    PRN  CALL   DSCRTN   MGRS    SOLE   SHARED    NONE
--------------                      -----        -----     -------    -------    ---  ----   ------   ----    ----   ------    ----
ACXIOM CORP                          COM        005125109     868        74,020   SH           SOLE    NONE     X
BENIHANA INC                         COM        082047101     189        15,000   SH           SOLE    NONE     X
BENIHANA INC                        CL A        082047200   1,607       126,000   SH           SOLE    NONE     X
CHINACAST EDU CORP             W EXP 3/16/200   16946T117     251       110,000   SH   CALL    SOLE    NONE     X
COUGAR BIOTECHNOLOGY INC             COM        222083107     824        25,200   SH           SOLE    NONE     X
GREAT LAKES DREDGE & DOCK CO         COM        390607109     872       100,000   SH           SOLE    NONE     X
INFOUSA INC NEW                      COM        456818301   2,679       300,000   SH           SOLE    NONE     X
ISHARES TR                      RUSSELL 2000    464287655     648         2,740   SH   PUT     SOLE    NONE     X
NOBLE INTL LTD                       COM        655053106   9,892       606,514   SH           SOLE    NONE     X
NYMOX PHARMACEUTICAL CORP            COM        67076P102     288        49,959   SH           SOLE    NONE     X
OCCAM NETWORKS INC                   COM        67457P309   4,521     1,270,051   SH           SOLE    NONE     X
RUBIOS RESTAURANTS INC               COM        78116B102   1,656       200,512   SH           SOLE    NONE     X
SMITH & WESSON HLDG CORP             COM        831756101     434        71,176   SH           SOLE    NONE     X
SUPER MICRO COMPUTER INC             COM        86800U104   5,322       693,811   SH           SOLE    NONE     X
SUPPORTSOFT INC                      COM        868587106   7,454     1,675,112   SH           SOLE    NONE     X
TESCO CORP                           COM        88157K101   6,149       214,463   SH           SOLE    NONE     X
TOWN SPORTS INTL HLDGS INC           COM        89214A102   4,439       464,325   SH           SOLE    NONE     X




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